Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	June 30, 2021	December 31, 2020
Customer Relationships
Identifiable intangible assets	$3,189,000	$3,189,000
Accumulated amortization	(169,721)	(63,419)
Customer relationship identifiable intangible assets, net	3,019,279	3,125,581
Marketing Related
Identifiable intangible assets	841,000	841,000
Accumulated amortization	(170,406)	(81,114)
Marketing related identifiable intangible assets, net	670,594	759,886
Total Identifiable intangible assets, net	$3,689,873	$3,885,467

	December 31, 2020	December 31, 2019
Customer Relationships
Identifiable intangible assets, gross	$3,223,000	$34,000
Accumulated amortization	(89,486)	(19,267)
Customer relationship identifiable intangible assets, net	3,133,514	14,733
Marketing Related
Identifiable intangible assets, gross	841,000	—
Accumulated amortization	(81,114)	—
Marketing related identifiable intangible assets, net	759,886	—
Total Identifiable intangible assets, net	$3,893,400	$14,733

Schedule of estimated annual amortization expense
2021 (remainder)	$195,594
2022	391,188
2023	391,188
2024	391,173
2025	258,169
Thereafter	2,062,561
Total	$3,689,873

Schedule of annual amortization expense
2021	$397,988
2022	392,321
2023	391,188
2024	391,173
2025	258,169
Thereafter	2,062,561
Total	$3,893,400